Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Value added tax receivables	$ 148,405	$ 121,306
Prepaid expenses	40,800	35,856
Other current receivables	32,417	30,614
Insurance recovery assets	8,886	10,000
Advances to suppliers	8,399	16,452
Other current assets	$ 238,907	$ 214,228